IVY FUNDS

Supplement dated March 21, 2007
to
Ivy Equity Funds Prospectus dated July 31, 2006
and Supplemented August 25, 2006 and December 6, 2006

The definition of mid cap companies is amended as follows:

Medium sized, or mid cap, companies are typically companies with market capitalizations that range between $1 billion and $18 billion.

The following supplements the disclosure regarding the contingent deferred sales charge (CDSC) waivers in the section of "Your Account" entitled The CDSC for Class B or Class C shares and for Class A shares that are subject to a CDSC will not apply in the following circumstances:
  redemptions of Fund shares, the proceeds of which are sent directly by the Fund to an insurance company or its agent for investment in any of the Waddell & Reed Advisors Funds, Ivy Family of Funds and/or W&R Target Funds, Inc., as directed by the redeeming shareholder, through a retirement plan product or savings plan product offered by the insurance company

The following replaces the disclosure regarding eligible purchasers of Class Y shares:

Class Y shares

Class Y shares are not subject to a sales charge. Class Y shares do however pay an annual 12b-1 distribution and/or service fee of up to 0.25% of average net assets. Class Y shares are only available for purchase by:
  participants of employee benefit plans established under section 403(b) or section 457, or qualified under section 401 of the Code, including 401(k) plans for which an unaffiliated third party provides administrative, distribution and/or other support services to the plan banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers, and for which entity an unaffiliated third party provides administrative, distribution and/or other support services government entities or authorities and corporations whose investment within the first 12 months after initial investment is $10 million or more and to which entity an unaffiliated third party provides certain administrative, distribution and/or other support services
The following information supplements the disclosure regarding the minimum amounts required for initial and subsequent investments in the Section entitled "Minimum Initial and Subsequent Investments":

For clients of Morgan Stanley DW, Inc. (MSDW) who purchase their shares through certain fee-based advisory accounts sponsored by MSDW, the minimum initial and subsequent investment requirements for Class A shares are waived.

The following replaces the disclosure in the Section entitled "Selling Shares" regarding selling shares by telephone or internet:

By telephone or internet: If you have completed an Express Transaction Authorization Form (separately or within your new account application) you may redeem your shares by telephone or internet. You may request to receive payment of your redemption proceeds via direct ACH or via wire. A fee of $10 per transaction will be charged for wire redemptions on all classes except Class Y. To redeem your Class A, Class B or Class C shares, call 800.777.6472, fax your request to 800.532.2749, or place your redemption order at www.ivyfunds.com, and give your instructions to redeem your shares via ACH or wire, as applicable. To redeem your Class Y shares, call 800.532.2783, or fax your request to 800.532.2749, and give your instructions to redeem your shares via ACH or via wire, as applicable. You may also request a redemption by check to the address on the account (provided the address has not been changed within the last 30 days). For your protection, banking information must be established on your account for a minimum of 30 days before either a wire redemption or ACH redemption will be processed. Requests by telephone or internet can only be accepted for amounts up to $50,000.

The following information supplements the disclosure regarding the management of Ivy Asset Strategy Fund in the Section entitled "Portfolio Management":

Ivy Asset Strategy Fund: Michael L. Avery, Daniel J. Vrabac and Ryan F. Caldwell are primarily responsible for the day-to-day management of Ivy Asset Strategy Fund. Each of Mr. Avery and Mr. Vrabac has held his Fund responsibilities since January 1997.

Mr. Caldwell has held his Fund responsibilities since January 2007. His investment research responsibilities are concentrated in asset managers and brokers, and transaction processors. Mr. Caldwell joined Waddell & Reed Investment Management Company (WRIMCO) in July 2000 as an economic analyst. In January 2003 he was appointed an investment analyst, and in June 2005 was named assistant portfolio manager for the Fund, as well as two other funds managed by WRIMCO or Ivy Investment Management Company (IICO). Mr. Caldwell is Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Caldwell earned a BBA in finance from Southwest Texas State University, and an MBA with an emphasis in finance from the University of Kansas. He is currently pursuing the Chartered Financial Analyst designation.

The following Appendix is added to the prospectus:

Appendix A: Hypothetical Investment and Expense Information

The following charts provide additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a ten-year period. Each chart shows the estimated cumulative expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of shares. Each chart also assumes that the Fund's annual expense ratio stays the same throughout the ten-year period (except for Class B shares, which convert to Class A shares after you have held them for eight years) and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge (Load) that might be imposed on the purchase of shares (and deducted from the hypothetical initial investment of $10,000) is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges, if any, normally applicable to redemptions of shares (for example, CDSC, redemption fees). If redemption charges, if any, were reflected, the amounts shown in the "Hypothetical Expenses" column would be higher, and the amounts shown in the "Hypothetical Ending Investment" column would be lower. Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

Ivy Asset Strategy Fund -- Class A

Annual expense ratio	1.17%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$687.38	$9,785.97
2	9,785.97	489.29	10,275.27	116.68	10,160.78
3	10,160.78	508.03	10,668.81	121.15	10,549.93
4	10,549.93	527.49	11,077.43	125.79	10,954.00
5	10,954.00	547.70	11,501.70	130.61	11,373.53
6	11,373.53	568.67	11,942.21	135.61	11,809.14
7	11,809.14	590.45	12,399.60	140.81	12,261.43
8	12,261.43	613.07	12,874.50	146.20	12,731.04
9	12,731.04	636.55	13,367.60	151.80	13,218.64
10	13,218.64	660.93	13,879.58	157.61	13,724.92

Cumulative Total	$1,913.64

Ivy Asset Strategy Fund -- Class B

Annual expense ratio	2.03%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$206.01	$10,297.00
2	10,297.00	514.85	10,811.85	212.13	10,602.82
3	10,602.82	530.14	11,132.96	218.43	10,917.72
4	10,917.72	545.88	11,463.61	224.92	11,241.98
5	11,241.98	562.09	11,804.08	231.60	11,575.86
6	11,575.86	578.79	12,154.66	238.47	11,919.67
7	11,919.67	595.98	12,515.65	245.56	12,273.68
8	12,273.68	613.68	12,887.36	252.85	12,638.21

Converts from Class B to Class A                           Annual Expense Ratio: 1.17%

9	12,638.21	631.91	13,270.12	150.69	13,122.25
10	13,122.25	656.11	13,778.37	156.47	13,624.84

Cumulative Total	$2,137.13

Ivy Asset Strategy Fund -- Class C
Annual expense ratio	1.92%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$194.95	$10,308.00
2	10,308.00	515.40	10,823.40	200.96	10,625.48
3	10,625.48	531.27	11,156.76	207.15	10,952.75
4	10,952.75	547.63	11,500.38	213.53	11,290.09
5	11,290.09	564.50	11,854.60	220.10	11,637.83
6	11,637.83	581.89	12,219.72	226.88	11,996.27
7	11,996.27	599.81	12,596.09	233.87	12,365.76
8	12,365.76	618.28	12,984.04	241.07	12,746.62
9	12,746.62	637.33	13,383.95	248.50	13,139.22
10	13,139.22	656.96	13,796.18	256.15	13,543.91

Cumulative Total	$2,243.16

Ivy Asset Strategy Fund -- Class Y

Annual expense ratio	1.19%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$121.26	$10,381.00
2	10,381.00	519.05	10,900.05	125.88	10,776.51
3	10,776.51	538.82	11,315.34	130.68	11,187.10
4	11,187.10	559.35	11,746.45	135.66	11,613.33
5	11,613.33	580.66	12,193.99	140.83	12,055.79
6	12,055.79	602.78	12,658.58	146.19	12,515.12
7	12,515.12	625.75	13,140.88	151.76	12,991.95
8	12,991.95	649.59	13,641.54	157.54	13,486.94
9	13,486.94	674.34	14,161.29	163.55	14,000.79
10	14,000.79	700.03	14,700.83	169.78	14,534.22

Cumulative Total	$1,443.13

Ivy Balanced Fund -- Class A

Annual expense ratio	1.41%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$710.27	$9,763.35
2	9,763.35	488.16	10,251.52	140.13	10,113.86
3	10,113.86	505.69	10,619.55	145.16	10,476.94
4	10,476.94	523.84	11,000.79	150.37	10,853.07
5	10,853.07	542.65	11,395.72	155.77	11,242.69
6	11,242.69	562.13	11,804.83	161.36	11,646.31
7	11,646.31	582.31	12,228.62	167.16	12,064.41
8	12,064.41	603.22	12,667.63	173.16	12,497.52
9	12,497.52	624.87	13,122.40	179.37	12,946.18
10	12,946.18	647.30	13,593.49	185.81	13,410.95

Cumulative Total	$2,168.56

Ivy Balanced Fund -- Class B

Annual expense ratio	2.42%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$245.12	$10,258.00
2	10,258.00	512.90	10,770.90	251.44	10,522.65
3	10,522.65	526.13	11,048.78	257.93	10,794.14
4	10,794.14	539.70	11,333.84	264.58	11,072.62
5	11,072.62	553.63	11,626.26	271.41	11,358.30
6	11,358.30	567.91	11,926.21	278.41	11,651.34
7	11,651.34	582.56	12,233.91	285.59	11,951.95
8	11,951.95	597.59	12,549.55	292.96	12,260.31

Converts from Class B to Class A                           Annual Expense Ratio: 1.41%

9	12,260.31	613.01	12,873.32	175.97	12,700.45
10	12,700.45	635.02	13,335.48	182.29	13,156.40

Cumulative Total	$2,505.70

Ivy Balanced Fund -- Class C

Annual expense ratio	2.18%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$221.07	$10,282.00
2	10,282.00	514.10	10,796.10	227.30	10,571.95
3	10,571.95	528.59	11,100.55	233.71	10,870.08
4	10,870.08	543.50	11,413.58	240.30	11,176.61
5	11,176.61	558.83	11,735.44	247.08	11,491.79
6	11,491.79	574.58	12,066.38	254.05	11,815.86
7	11,815.86	590.79	12,406.66	261.21	12,149.07
8	12,149.07	607.45	12,756.52	268.58	12,491.67
9	12,491.67	624.58	13,116.26	276.15	12,843.94
10	12,843.94	642.19	13,486.14	283.94	13,206.14

Cumulative Total	$2,513.39

Ivy Balanced Fund -- Class Y

Annual expense ratio	1.26%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$128.35	$10,374.00
2	10,374.00	518.70	10,892.70	133.15	10,761.98
3	10,761.98	538.09	11,300.08	138.13	11,164.48
4	11,164.48	558.22	11,722.71	143.30	11,582.03
5	11,582.03	579.10	12,161.13	148.66	12,015.20
6	12,015.20	600.76	12,615.96	154.22	12,464.57
7	12,464.57	623.22	13,087.80	159.99	12,930.74
8	12,930.74	646.53	13,577.28	165.97	13,414.35
9	13,414.35	670.71	14,085.07	172.18	13,916.05
10	13,916.05	695.80	14,644.85	178.62	14,436.51

Cumulative Total	$1,522.57

Ivy Capital Appreciation Fund -- Class A

Annual expense ratio	1.35%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$704.55	$9,769.01
2	9,769.01	488.45	10,257.46	134.28	10,125.58
3	10,125.58	506.27	10,631.86	139.19	10,495.16
4	10,495.16	524.75	11,019.92	144.27	10,878.23
5	10,878.23	543.91	11,422.15	149.53	11,275.29
6	11,275.29	563.76	11,839.05	154.99	11,686.84
7	11,686.84	584.34	12,271.18	160.65	12,113.41
8	12,113.41	605.67	12,719.08	166.51	12,555.55
9	12,555.55	627.77	13,183.32	172.59	13,013.82
10	13,013.82	650.69	13,664.52	178.89	13,488.83

Cumulative Total	$2,105.45

Ivy Capital Appreciation Fund -- Class B

Annual expense ratio	2.61%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$264.11	$10,239.00
2	10,239.00	511.95	10,750.95	270.43	10,483.71
3	10,483.71	524.18	11,007.89	276.89	10,734.27
4	10,734.27	536.71	11,270.98	283.51	10,990.82
5	10,990.82	549.54	11,540.36	290.28	11,253.50
6	11,253.50	562.67	11,816.17	297.22	11,522.46
7	11,522.46	576.12	12,098.58	304.33	11,797.84
8	11,797.84	589.89	12,387.74	311.60	12,079.81

Converts from Class B to Class A                           Annual Expense Ratio: 1.35%

9	12,079.81	603.99	12,683.80	166.05	12,520.72
10	12,520.72	626.03	13,146.76	172.11	12,977.73

Cumulative Total	$2,636.53

Ivy Capital Appreciation Fund -- Class C

Annual expense ratio	2.27%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$230.09	$10,273.00
2	10,273.00	513.65	10,786.65	236.38	10,553.45
3	10,553.45	527.67	11,081.12	242.83	10,841.56
4	10.841.56	542.07	11,383.64	249.46	11,137.53
5	11,137.53	556.87	11,694.41	256.27	11,441.59
6	11,441.59	572.07	12,013.67	263.26	11,753.94
7	11,753.94	587.69	12,341.64	270.45	12,074.82
8	12,074.82	603.74	12,678.57	277.84	12,404.47
9	12,404.47	620.22	13,024.69	285.42	12,743.11
10	12,743.11	637.15	13,380.27	293.21	13,091.00

Cumulative Total	$2,605.21

Ivy Capital Appreciation Fund -- Class Y

Annual expense ratio	1.35%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$137.46	$10,365.00
2	10,365.00	518.25	10,883.25	142.48	10,743.32
3	10,743.32	537.16	11,280.48	147.68	11,135.45
4	11,135.45	556.77	11,692.22	153.07	11,541.89
5	11,541.89	577.09	12,118.99	158.65	11,963.17
6	11,963.17	598.15	12,561.33	164.45	12,399.83
7	12,399.83	619.99	13,019.82	170.45	12,852.42
8	12,852.42	642.62	13,495.04	176.67	13,321.54
9	13,321.54	666.07	13,987.61	183.12	13,807.77
10	13,807.77	690.38	14,498.16	189.80	14,311.76

Cumulative Total	$1,623.83

Ivy Core Equity Fund -- Class A

Annual expense ratio	1.39%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$708.37	$9,765.24
2	9,765.24	488.26	10,253.50	138.18	10,117.76
3	10,117.76	505.88	10,623.65	143.17	10,483.01
4	10,483.01	524.15	11,007.17	148.34	10,861.45
5	10,861.45	543.07	11,404.52	153.69	11,253.55
6	11,253.55	562.67	11,816.23	159.24	11,659.80
7	11,659.80	582.99	12,242.79	164.99	12,080.72
8	12,080.72	604.03	12,684.76	170.95	12,516.84
9	12,516.84	625.84	13,142.68	177.12	12,968.69
10	12,968.69	648.43	13,617.13	183.51	13,436.86

Cumulative Total	$2,147.56

Ivy Core Equity Fund -- Class B

Annual expense ratio	2.31%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	234.10	10,269.00
2	10,269.00	513.45	10,782.45	240.40	10,545.23
3	10,545.23	527.26	11,072.49	246.87	10,828.90
4	10,828.90	541.44	11,370.34	253.51	11,120.20
5	11,120.20	556.01	11,676.21	260.33	11,419.33
6	11,419.33	570.96	11,990.30	267.33	11,726.51
7	11,726.51	586.32	12,312.83	274.52	12,041.95
8	12,041.95	602.09	12,644.05	281.91	12,365.88

Converts from Class B to Class A                           Annual Expense Ratio: 1.39%

9	12,365.88	618.29	12,984.18	174.98	12,812.29
10	12,812.29	640.61	13,452.90	181.30	13,274.81

Cumulative Total	$2,415.25

Ivy Core Equity Fund -- Class C

Annual expense ratio	2.15%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$218.06	$10,285.00
2	10,285.00	514.25	10,799.25	224.27	10,578.12
3	10,578.12	528.90	11,107.02	230.67	10,879.59
4	10,879.59	543.98	11,423.57	237.24	11,189.66
5	11,189.66	559.48	11,749.15	244.00	11,508.57
6	11,508.57	575.42	12,084.00	250.96	11,836.56
7	11,836.56	591.82	12,428.39	258.11	12,173.90
8	12,173.90	608.69	12,782.60	265.46	12,520.86
9	12,520.86	626.04	13,146.90	273.03	12,877.71
10	12,877.71	643.88	13,521.59	280.81	13,244.72

Cumulative Total	$2,482.61

Ivy Core Equity Fund -- Class Y

Annual expense ratio	1.22%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$124.30	$10,378.00
2	10,378.00	518.90	10,896.90	129.00	10,770.28
3	10,770.28	538.51	11,308.80	133.88	11,177.40
4	11,177.40	558.87	11,736.27	138.94	11,599.91
5	11,599.91	579.99	12,179.90	144.19	12,038.38
6	12,038.38	601.91	12,640.30	149.64	12,493.43
7	12,493.43	624.67	13,118.11	155.30	12,965.69
8	12,965.69	648.28	13,613.97	161.17	13,455.79
9	13,455.79	672.78	14,128.58	167.26	13,964.42
10	13,964.42	698.22	14,662.64	173.58	14,492.27

Cumulative Total	$1,477.26

Ivy Cundill Global Value Fund -- Class A

Annual expense ratio	1.56%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$724.55	$9,749.22
2	9,749.22	487.46	10,236.68	154.70	10,084.59
3	10,084.59	504.22	10,588.82	160.02	10,431.50
4	10,431.50	521.57	10,953.07	165.53	10,790.34
5	10,790.34	539.51	11,329.86	171.22	11,161.53
6	11,161.53	558.07	11,719.61	177.11	11,545.49
7	11,545.49	577.27	12,122.76	183.20	11,942.65
8	11,942.65	597.13	12,539.78	189.50	12,353.48
9	12,353.48	617.67	12,971.15	196.02	12,778.44
10	12,778.44	638.92	13,417.36	202.77	13,218.02

Cumulative Total	$2,324.62

Ivy Cundill Global Value Fund -- Class B

Annual expense ratio	2.47%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$250.12	$10,253.00
2	10,253.00	512.65	10,765.65	256.45	10,512.40
3	10,512.40	525.62	11,038.02	262.94	10,778.36
4	10,778.36	538.91	11,317.28	269.59	11,051.05
5	11,051.05	552.55	11,603.61	276.41	11,330.64
6	11,330.64	566.53	11,897.18	283.40	11,617.31
7	11,617.31	580.86	12,198.18	290.57	11,911.23
8	11,911.23	595.56	12,506.79	297.92	12,212.58

Converts from Class B to Class A                           Annual Expense Ratio: 1.56%

9	12,212.58	610.62	12,823.21	193.79	12,632.69
10	12,632.69	631.63	13,264.33	200.45	13,067.26

Cumulative Total	$2,581.64

Ivy Cundill Global Value Fund -- Class C

Annual expense ratio	2.23%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$226.08	$10,277.00
2	10,277.00	513.85	10,790.85	232.35	10,561.67
3	10,561.67	528.08	11,089.75	238.78	10,854.23
4	10,854.23	542.71	11,396.94	245.40	11,154.89
5	11,154.89	557.74	11,712.63	252.19	11,463.88
6	11,463.88	573.19	12,037.07	259.18	11,781.43
7	11,781.43	589.07	12,370.50	266.36	12,107.77
8	12,107.77	605.38	12,713.16	273.74	12,443.16
9	12,443.16	622.15	13,065.32	281.32	12,787.84
10	12,787.84	639.39	13,427.23	289.11	13,142.06

Cumulative Total	$2,564.51

Ivy Cundill Global Value Fund -- Class Y

Annual expense ratio	1.43%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$145.55	$10,357.00
2	10,357.85	517.85	10,874.85	150.74	10,726.74
3	10,726.74	536.33	11,263.08	156.13	11,109.68
4	11,109.68	555.48	11,665.17	161.70	11,506.30
5	11,506.30	575.31	12,081.62	167.47	11,917.08
6	11,917.08	595.85	12,512.93	173.45	12,342.52
7	12,342.52	617.12	12,959.64	179.64	12,783.14
8	12,783.14	639.15	13,422.30	186.06	13,239.50
9	13,239.50	661.97	13,901.48	192.70	13,712.15
10	13,712.15	685.60	14,397.76	199.58	14,201.68

Cumulative Total	$1,713.02

Ivy Dividend Income Fund -- Class A

Annual expense ratio	1.37%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$706.46	$9,767.12
2	9,767.12	488.35	10,255.48	136.23	10,121.67
3	10,121.67	506.08	10,627.75	141.18	10,489.09
4	10,489.09	524.45	11,013.54	146.30	10,869.84
5	10,869.84	543.49	11,413.33	151.61	11,264.42
6	11,264.42	563.22	11,827.64	157.12	11,673.31
7	11,673.31	583.66	12,256.98	162.82	12,097.06
8	12,097.06	604.85	12,701.91	168.73	12,536.18
9	12,536.18	626.80	13,162.99	174.86	12,991.24
10	12,991.24	649.56	13,640.80	181.21	13,462.82

Cumulative Total	$2,126.52

Ivy Dividend Income Fund -- Class B

Annual expense ratio	2.29%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$232.10	$10,271.00
2	10,271.00	513.55	10,784.55	238.39	10,549.34
3	10,549.34	527.46	11,076.81	244.85	10,835.23
4	10,835.23	541.76	11,376.99	251.48	11,128.86
5	11,128.86	556.44	11,685.30	258.30	11,430.45
6	11,430.45	571.52	12,001.98	265.30	11,740.22
7	11,740.22	587.01	12,327.23	272.49	12,058.38
8	12,058.38	602.91	12,661.30	279.87	12,385.16

Converts from Class B to Class A                           Annual Expense Ratio: 1.37%

9	12,385.16	619.25	13,004.42	172.75	12,834.74
10	12,834.74	641.73	13,476.48	179.02	13,300.64

Cumulative Total	$2,394.55

Ivy Dividend Income Fund -- Class C

Annual expense ratio	2.19%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$222.07	$10,281.00
2	10,281.00	514.05	10,795.05	228.31	10,569.89
3	10,569.89	528.49	11,098.39	234.73	10,866.91
4	10,866.91	543.34	11,410.25	241.32	11,172.27
5	11,172.27	558.61	11,730.88	248.11	11,486.21
6	11,486.21	574.31	12,060.52	255.08	11,808.97
7	11,808.97	590.44	12,399.42	262.25	12,140.80
8	12,140.80	607.04	12,747.84	269.61	12,481.96
9	12,481.96	624.09	13,106.06	277.19	12,832.70
10	12,832.70	641.63	13,474.34	284.98	13,193.30

Cumulative Total	$2,523.65

Ivy Dividend Income Fund -- Class Y

Annual expense ratio	1.31%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$133.41	$10,369.00
2	10,369.00	518.45	10,887.45	138.34	10,751.61
3	10,751.61	537.58	11,289.19	143.44	11,148.35
4	11,148.35	557.41	11,705.76	148.73	11,559.72
5	11,559.72	577.98	12,137.71	154.22	11,986.27
6	11,986.27	599.31	12,585.59	159.91	12,428.57
7	12,428.57	621.42	13,050.00	165.81	12,887.18
8	12,887.18	644.35	13,531.54	171.93	13,362.72
9	13,362.72	668.13	14,030.86	178.28	13,855.80
10	13,855.80	692.79	14,548.59	184.86	14,367.08

Cumulative Total	$1,578.93

Ivy Energy Fund -- Class A

Annual expense ratio	4.21%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9896.25	$973.35	$9,499.45
2	9,499.45	474.97	9,974.43	401.50	9,574.50
3	9,574.50	478.72	10,053.22	404.67	9,650.14
4	9,650.14	482.50	10,132.64	407.87	9,726.37
5	9,726.37	486.31	10,212.69	411.09	9,803.21
6	9,803.21	490.16	10,293.37	414.34	9,880.66
7	9,880.66	494.03	10,374.69	417.61	9,958.71
8	9,958.71	497.93	10,456.65	420.91	10,037.39
9	10,037.39	501.86	10,539.26	424.24	10,116.68
10	10,116.68	505.83	10,622.52	427.59	10,196.61

Cumulative Total	$4,703.17

Ivy Energy Fund -- Class B

Annual expense ratio	4.71%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$471.68	$10,029.00
2	10,029.00	501.45	10,530.45	473.05	10,058.08
3	10,058.08	502.90	10,560.98	474.42	10,087.25
4	10,087.25	504.36	10,591.61	475.79	10,116.50
5	10,116.50	505.82	10,622.33	477.17	10,145.84
6	10,145.84	507.29	10,653.13	478.56	10,175.26
7	10,175.26	508.76	10,684.02	479.95	10,204.77
8	10,204.77	510.23	10,715.01	481.34	10,234.36

Converts from Class B to Class A                           Annual Expense Ratio: 4.21%

9	10,234.36	511.71	10,746.08	432.56	10,315.21
10	10,315.21	515.76	10,830.98	435.98	10,396.71

Cumulative Total	$4,680.50

Ivy Energy Fund -- Class C

Annual expense ratio	4.73%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$473.63	$10,027.00
2	10,027.00	501.35	10,528.35	474.91	10,054.07
3	10,054.07	502.70	10,556.77	476.19	10,081.21
4	10,081.21	504.06	10,585.27	477.48	10,108.43
5	10,108.43	505.42	10,613.86	478.77	10,135.73
6	10,135.73	506.78	10,642.51	480.06	10,163.09
7	10,163.09	508.15	10,671.25	481.36	10,190.53
8	10,190.53	509.52	10,700.06	482.66	10,218.05
9	10,218.05	510.90	10,728.95	483.96	10,245.64
10	10,245.64	512.28	10,757.92	485.27	10,273.30

Cumulative Total	$4,794.29

Ivy Energy Fund -- Class Y

Annual expense ratio	3.98%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$400.02	$10,102.00
2	10,102.00	505.10	10,607.10	404.11	10,205.04
3	10,205.04	510.25	10,715.29	408.23	10,309.13
4	10,309.13	515.45	10,824.58	412.39	10,414.28
5	10,414.28	520.71	10,934.99	416.60	10,520.51
6	10,520.51	526.02	11,046.53	420.85	10,627.81
7	10,627.81	531.39	11,159.21	425.14	10,736.22
8	10,736.22	536.81	11,273.03	429.48	10,845.73
9	10,845.73	542.28	11,388.01	433.86	10,956.35
10	10,956.35	547.81	11,504.17	438.28	11,068.11

Cumulative Total	$4,188.96

Ivy European Opportunities Fund -- Class A

Annual expense ratio	1.67%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$735.01	$9,738.85
2	9,738.85	486.94	10,225.79	165.34	10,063.15
3	10,063.15	503.15	10,566.31	170.85	10,398.25
4	10,398.25	519.91	10,918.17	176.54	10,744.52
5	10,744.52	537.22	11,281.74	182.42	11,102.31
6	11,102.31	555.11	11,657.42	188.49	11,472.02
7	11,472.02	573.60	12,045.62	194.77	11,854.03
8	11,854.03	592.70	12,446.74	201.25	12,248.77
9	12,248.77	612.43	12,861.21	207.96	12,656.66
10	12,656.66	632.83	13,289.49	214.88	13,078.13

Cumulative Total	$2,437.51

Ivy European Opportunities Fund -- Class B

Annual expense ratio	2.44%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$247.12	$10,256.00
2	10,256.00	512.80	10,768.80	253.44	10,518.55
3	10,518.55	525.92	11,044.48	259.93	10,787.82
4	10,787.82	539.39	11,327.22	266.59	11,063.99
5	11,063.99	553.19	11,617.19	273.41	11,347.23
6	11,347.23	567.36	11,914.59	280.41	11,637.72
7	11,637.72	581.88	12,219.61	287.59	11,935.65
8	11,935.65	596.78	12,532.43	294.95	12,241.20

Converts from Class B to Class A                           Annual Expense Ratio: 1.67%

9	12,241.20	612.06	12,853.26	207.83	12,648.83
10	12,648.83	632.44	13,281.27	214.75	13,070.04

Cumulative Total	$2,586.02

Ivy European Opportunities Fund -- Class C

Annual expense ratio	2.35%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$238.11	$10,265.00
2	10,265.00	513.25	10,778.25	244.42	10,537.02
3	10,537.02	526.85	11,063.87	250.90	10,816.25
4	10,816.25	540.81	11,357.06	257.54	11,102.88
5	11,102.88	555.14	11,658.02	264.37	11,397.11
6	11,397.11	569.85	11,966.96	271.38	11,699.13
7	11,699.13	584.95	12,284.09	278.57	12,009.16
8	12,009.16	600.45	12,609.61	285.95	12,327.40
9	12,327.40	616.37	12,943.77	293.53	12,654.08
10	12,654.08	632.70	13,286.78	301.31	12,989.41

Cumulative Total	$2,686.08

Ivy European Opportunities Fund -- Class Y

Annual expense ratio	1.48%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$150.60	$10,352.00
2	10,352.00	517.60	10,869.60	155.90	10,716.39
3	10,716.39	535.81	11,252.20	161.39	11,093.60
4	11,093.60	554.68	11,648.28	167.07	11,484.10
5	11,484.10	574.20	12,058.30	172.95	11,888.34
6	11,888.34	594.41	12,482.75	179.04	12,306.81
7	12,306.81	615.34	12,922.15	185.34	12,740.01
8	12,740.01	637.00	13,377.01	191.87	13,188.46
9	13,188.46	659.42	13,847.88	198.62	13,652.69
10	13,652.69	682.63	14,335.32	205.61	14,133.26

Cumulative Total	$1,768.39

Ivy Global Natural Resources Fund -- Class A

Annual expense ratio	1.34%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$703.60	$9,769.95
2	9,769.95	488.49	10,258.45	133.31	10,127.53
3	10,127.53	506.37	10,633.91	138.19	10,498.20
4	10,498.20	524.91	11,023.11	143.25	10,882.43
5	10,882.43	544.12	11,426.55	148.49	11,280.73
6	11,280.73	564.03	11,844.77	153.92	11,693.60
7	11,693.60	584.68	12,278.29	159.56	12,121.59
8	12,121.59	606.07	12,727.67	165.40	12,565.24
9	12,565.24	628.26	13,193.50	171.45	13,025.13
10	13,025.13	651.25	13,676.39	177.73	13,501.85

Cumulative Total	$2,094.90

Ivy Global Natural Resources Fund -- Class B

Annual expense ratio	2.14%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$217.06	$10,286.00
2	10,286.00	514.30	10,800.30	223.26	10,580.17
3	10,580.17	529.00	11,109.18	229.65	10,882.77
4	10,882.77	544.13	11,426.91	236.22	11,194.02
5	11,194.02	559.70	11,753.72	242.97	11,514.16
6	11,514.16	575.70	12,089.87	249.92	11,843.47
7	11,843.47	592.17	12,435.64	257.07	12,182.19
8	12,182.19	609.10	12,791.30	264.42	12,530.60

Converts from Class B to Class A                           Annual Expense Ratio: 1.34%

9	12,530.60	626.53	13,157.13	170.98	12,989.22
10	12,989.22	649.46	13,638.69	177.24	13,464.63

Cumulative Total	$2,268.79

Ivy Global Natural Resources Fund -- Class C

Annual expense ratio	2.07%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$210.03	$10,293.00
2	10,293.00	514.65	10,807.65	216.18	10,594.58
3	10,594.58	529.72	11,124.31	222.52	10,905.00
4	10,905.00	545.25	11,450.25	229.04	11,224.52
5	11,224.52	561.22	11,785.74	235.75	11,553.40
6	11,553.40	577.67	12,131.07	242.65	11,891.91
7	11,891.91	594.59	12,486.51	249.76	12,240.34
8	12,240.34	612.01	12,852.36	257.08	12,598.99
9	12,598.99	629.94	13,228.94	264.61	12,968.14
10	12,968.14	648.40	13,616.54	272.37	13,348.10

Cumulative Total	$2,399.99

Ivy Global Natural Resources Fund -- Class Y

Annual expense ratio	1.28%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$130.38	$10,372.00
2	10,372.00	518.60	10,890.60	135.23	10,757.83
3	10,757.83	537.89	11,295.73	140.26	11,158.03
4	11,158.03	557.90	11,715.93	145.47	11,573.10
5	11,573.10	578.65	12,151.76	150.89	12,003.62
6	12,003.62	600.18	12,603.80	156.50	12,450.16
7	12,450.16	622.50	13,072.67	162.32	12,913.30
8	12,913.30	645.66	13,558.97	168.36	13,393.68
9	13,393.68	669.68	14,063.36	174.62	13,891.92
10	13,891.92	694.59	14,586.52	181.12	14,408.70

Cumulative Total	$1,545.15

Ivy International Balanced Fund -- Class A

Annual expense ratio	1.44%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$713.13	$9,760.53
2	9,760.53	488.02	10,248.55	143.05	10,108.00
3	10,108.00	505.40	10,613.40	148.14	10,467.84
4	10,467.84	523.39	10,991.24	153.42	10,840.50
5	10,840.50	542.02	11,382.53	158.88	11,226.42
6	11,226.42	561.32	11,787.74	164.53	11,626.08
7	11,626.08	581.30	12,207.39	170.39	12,039.97
8	12,039.97	601.99	12,641.97	176.46	12,468.60
9	12,468.60	623.43	13,092.03	182.74	12,912.48
10	12,912.48	645.62	13,558.10	189.24	13,372.16

Cumulative Total	$2,199.98

Ivy International Balanced Fund -- Class B

Annual expense ratio	2.50%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$253.12	$10,250.00
2	10,250.00	512.50	10,762.50	259.45	10,506.25
3	10,506.25	525.31	11,031.56	265.93	10,768.90
4	10,768.90	538.44	11,307.35	272.58	11,038.12
5	11,038.12	551.90	11,590.03	279.40	11,314.08
6	11,314.08	565.70	11,879.78	286.38	11,596.93
7	11,596.93	579.84	12,176.78	293.54	11,886.85
8	11,886.85	594.34	12,481.20	300.88	12,184.02

Converts from Class B to Class A                           Annual Expense Ratio: 1.44%

9	12,184.02	609.20	12,793.23	178.57	12,617.78
10	12,617.78	630.88	13,248.66	184.93	13,066.97

Cumulative Total	$2,574.78

Ivy International Balanced Fund -- Class C

Annual expense ratio	2.24%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$227.09	$10,276.00
2	10,276.00	513.80	10,789.80	233.35	10,559.61
3	10,599.61	527.98	11,087.59	239.79	10,851.06
4	10,851.06	542.55	11,393.61	246.41	11,150.55
5	11,150.55	557.52	11,708.07	253.21	11,458.30
6	11,458.30	572.91	12,031.22	260.20	11,774.55
7	11,774.55	588.72	12,363.28	267.38	12,099.53
8	12,099.53	604.97	12,704.51	274.76	12,433.48
9	12,433.48	621.67	13,055.15	282.35	12,776.64
10	12,776.64	638.83	13,415.47	290.14	13,129.28

Cumulative Total	$2,574.68

Ivy International Balanced Fund -- Class Y

Annual expense ratio	1.38%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$140.49	$10,362.00
2	10,362.00	518.10	10,880.10	145.58	10,737.10
3	10,737.10	536.85	11,273.95	150.85	11,125.78
4	11,125.78	556.28	11,682.07	156.31	11,528.54
5	11,528.54	576.42	12,104.96	161.97	11,945.87
6	11,945.87	597.29	12,543.16	167.83	12,378.31
7	12,378.31	618.91	12,997.23	173.91	12,826.40
8	12,826.40	641.32	13,467.73	180.20	13,290.72
9	13,290.72	664.53	13,955.26	186.73	13,771.85
10	13,771.85	688.59	14,460.44	193.49	14,270.39

Cumulative Total	$1,657.36

Ivy International Core Equity Fund (formerly, Ivy International Value Fund) -- Class A

Annual expense ratio	1.61%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$729.31	$9,744.50
2	9,744.50	487.22	10,231.73	159.54	10,074.84
3	10,074.84	503.74	10,578.58	164.95	10,416.38
4	10,416.38	520.81	10,937.20	170.54	10,769.49
5	10,769.49	538.47	11,307.97	176.32	11,134.58
6	11,134.58	556.72	11,691.31	182.30	11,512.04
7	11,512.04	575.60	12,087.64	188.48	11,902.30
8	11,902.30	595.11	12,497.42	194.87	12,305.79
9	12,305.79	615.28	12,921.08	201.48	12,722.96
10	12,722.96	636.14	13,359.10	208.31	13,154.26

Cumulative Total	$2,376.10

Ivy International Core Equity Fund -- Class B

Annual expense ratio	2.37%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$240.11	$10,263.00
2	10,263.00	513.15	10,776.15	246.43	10,532.91
3	10,532.91	526.64	11,059.56	252.91	10,809.93
4	10,809.93	540.49	11,350.42	259.56	11,094.23
5	11,094.23	554.71	11,648.94	266.39	11,386.01
6	11,386.01	569.30	11,955.31	273.39	11,685.46
7	11,685.46	584.27	12,269.73	280.58	11,992.79
8	11,992.79	599.63	12,592.43	287.96	12,308.20

Converts from Class B to Class A                           Annual Expense Ratio: 1.61%

9	12,308.20	615.41	12,923.61	201.52	12,725.45
10	12,725.45	636.27	13,361.72	208.35	13,156.84

Cumulative Total	$2,517.20

Ivy International Core Equity Fund -- Class C

Annual expense ratio	2.38%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$241.11	$10,262.00
2	10,262.00	513.10	10,775.10	247.43	10,530.86
3	10,530.86	526.54	11,057.40	253.91	10,806.77
4	10,806.77	540.33	11,347.11	260.57	11,089.91
5	11,089.91	554.49	11,644.60	267.39	11,380.46
6	11,380.46	569.02	11,949.48	274.40	11,678.63
7	11,678.63	583.93	12,262.56	281.59	11,984.61
8	11,984.61	599.23	12,583.84	288.97	12,298.61
9	12,298.61	614.93	12,913.54	296.54	12,620.83
10	12,620.83	631.04	13,251.87	304.31	12,951.50

Cumulative Total	$2,716.22

Ivy International Core Equity Fund -- Class Y

Annual expense ratio	1.65%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$167.76	$10,335.00
2	10,335.00	516.75	10,851.75	173.38	10,681.22
3	10,681.22	534.06	11,215.28	179.19	11,039.04
4	11,039.04	551.95	11,590.99	185.19	11,408.85
5	11,408.85	570.44	11,979.29	191.39	11,791.04
6	11,791.04	589.55	12,380.60	197.81	12,186.04
7	12,186.04	609.30	12,795.35	204.43	12,594.28
8	12,594.28	629.71	13,223.99	211.28	13,016.18
9	13,016.18	650.80	13,666.99	218.36	13,452.23
10	13,452.23	672.61	14,124.84	225.67	13,902.88

Cumulative Total	$1,954.46

Ivy International Growth Fund (formerly, Ivy International Fund) -- Class A

Annual expense ratio	1.52%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$720.75	$9,752.99
2	9,752.99	487.64	10,240.63	150.82	10,092.39
3	10,092.39	504.61	10,597.01	156.07	10,443.60
4	10,443.60	522.18	10,965.78	161.50	10,807.04
5	10,807.04	540.35	11,347.39	167.12	11,183.13
6	11,183.13	559.15	11,742.28	172.94	11,572.30
7	11,572.30	578.61	12,150.92	178.95	11,975.02
8	11,975.02	598.75	12,573.77	185.18	12,391.75
9	12,391.75	619.58	13,011.33	191.63	12,822.98
10	12,822.98	641.14	13,464.13	198.30	13,269.22

Cumulative Total	$2,283.26

Ivy International Growth Fund -- Class B

Annual expense ratio	2.67%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$270.11	$10,233.00
2	10,233.00	511.65	10,744.65	276.40	10,471.42
3	10,471.42	523.57	10,995.00	282.84	10,715.41
4	10,715.41	535.77	11,251.18	289.43	10,965.08
5	10,965.08	548.25	11,513.33	296.17	11,220.56
6	11,220.56	561.02	11,781.59	303.07	11,482.00
7	11,482.00	574.10	12,056.10	310.14	11,749.53
8	11,749.53	587.47	12,337.01	317.36	12,023.30

Converts from Class B to Class A                           Annual Expense Ratio: 1.52%

9	12,023.30	601.16	12,624.46	185.93	12,441.71
10	12,441.71	622.08	13,063.79	192.40	12,874.68

Cumulative Total	$2,723.85

Ivy International Growth Fund -- Class C

Annual expense ratio	2.64%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$267.11	$10,236.00
2	10,236.00	511.80	10,747.80	273.41	10,477.56
3	10,477.56	523.87	11,001.44	279.87	10,724.84
4	10,724.84	536.24	11,261.08	286.47	10,977.94
5	10,977.94	548.89	11,526.84	293.23	11,237.02
6	11,237.02	561.85	11,798.87	300.15	11,502.21
7	11,502.21	575.11	12,077.33	307.24	11,773.67
8	11,773.67	588.68	12,362.35	314.49	12,051.53
9	12,051.53	602.57	12,654.10	321.91	12,335.94
10	12,335.94	616.79	12,952.74	329.51	12,627.07

Cumulative Total	$2,973.39

Ivy International Growth Fund -- Class Y

Annual expense ratio	1.53%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$155.65	$10,347.00
2	10,347.00	517.35	10,864.35	161.05	10,706.04
3	10,706.04	535.30	11,241.34	166.64	11,077.54
4	11,077.54	553.87	11,631.41	172.42	11,461.93
5	11,461.93	573.09	12,035.02	178.41	11,859.66
6	11,859.66	592.98	12,452.64	184.60	12,271.19
7	12,271.19	613.55	12,884.74	191.00	12,697.00
8	12,697.00	634.85	13,331.85	197.63	13,137.58
9	13,137.58	656.87	13,794.46	204.49	13,593.46
10	13,593.46	679.67	14,273.13	211.58	14,065.15

Cumulative Total	$1,823.47

Ivy Large Cap Growth Fund -- Class A

Annual expense ratio	1.15%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$685.47	$9,787.86
2	9,787.86	489.39	10,277.25	114.72	10,164.69
3	10,164.69	508.23	10,672.93	119.14	10,556.03
4	10,556.03	527.80	11,083.83	123.73	10,962.44
5	10,962.44	548.12	11,510.56	128.49	11,384.49
6	11,384.49	569.22	11,953.72	133.44	11,822.80
7	11,822.80	591.14	12,413.94	138.57	12,277.97
8	12,277.97	613.89	12,891.87	143.91	12,750.68
9	12,750.68	637.53	13,388.21	149.45	13,241.58
10	13,241.58	662.07	13,903.66	155.20	13,751.38

Cumulative Total	$1,892.12

Ivy Large Cap Growth Fund -- Class B

Annual expense ratio	2.46%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$249.12	$10,254.00
2	10,254.00	512.70	10,766.70	255.45	10,514.45
3	10,514.45	525.72	11,040.17	261.94	10,781.51
4	10,781.51	539.07	11,320.59	268.59	11,055.36
5	11,055.36	552.76	11,608.13	275.41	11,336.17
6	11,336.17	566.80	11,902.98	282.41	11,624.11
7	11,624.11	581.20	12,205.32	289.58	11,919.36
8	11,919.36	595.96	12,515.33	296.94	12,222.11

Converts from Class B to Class A                           Annual Expense Ratio: 1.15%

9	12,222.11	611.10	12,833.22	143.26	12,692.67
10	12,692.67	634.63	13,327.30	148.77	13,181.33

Cumulative Total	$2,471.47

Ivy Large Cap Growth Fund -- Class C

Annual expense ratio	2.20%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$223.08	$10,280.00
2	10,280.00	514.00	10,794.00	229.32	10,567.84
3	10,567.84	528.39	11,096.23	235.74	10,863.73
4	10,863.73	543.18	11,406.92	242.34	11,167.92
5	11,167.92	558.39	11,726.32	249.13	11,480.62
6	11,480.62	574.03	12,054.65	256.10	11,802.08
7	11,802.08	590.10	12,392.18	263.28	12,132.54
8	12,132.54	606.62	12,739.16	270.65	12,472.25
9	12,472.25	623.61	13,095.86	278.23	12,821.47
10	12,821.47	641.07	13,462.55	286.02	13,180.47

Cumulative Total	$2,533.89

Ivy Large Cap Growth Fund -- Class Y

Annual expense ratio	1.06%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$108.08	$10,394.00
2	10,394.00	519.70	10,913.70	112.34	10,803.52
3	10,803.52	540.17	11,343.69	116.77	11,229.18
4	11,229.18	561.45	11,790.64	121.37	11,671.61
5	11,671.61	583.58	12,255.19	126.15	12,131.47
6	12,131.47	606.57	12,738.04	131.12	12,609.45
7	12,609.45	630.47	13,239.92	136.29	13,106.26
8	13,106.26	655.31	13,761.57	141.66	13,622.65
9	13,622.65	681.13	14,303.78	147.24	14,159.38
10	14,159.38	707.96	14,867.35	153.04	14,717.26

Cumulative Total	$1,294.06

Ivy Mid Cap Growth Fund -- Class A

Annual expense ratio	1.58%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$726.46	$9,747.33
2	9,747.33	487.36	10,234.70	156.64	10,080.69
3	10,080.69	504.03	10,584.72	161.99	10,425.45
4	10,425.45	521.27	10,946.72	167.53	10,782.00
5	10,782.00	539.10	11,321.10	173.26	11,150.74
6	11,150.74	557.53	11,708.28	179.19	11,532.10
7	11,532.10	576.60	12,108.70	185.32	11,926.50
8	11,926.50	596.32	12,522.82	191.66	12,334.38
9	12,334.38	616.71	12,951.10	198.21	12,756.22
10	12,756.22	637.81	13,394.03	204.99	13,192.48

Cumulative Total	$2,345.25

Ivy Mid Cap Growth Fund -- Class B

Annual expense ratio	2.67%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$270.11	$10,233.00
2	10,233.00	511.65	10,744.65	276.40	10,471.42
3	10,471.42	523.57	10,995.00	282.84	10,715.41
4	10,715.41	535.77	11,251.18	289.43	10,965.08
5	10,965.08	548.25	11,513.33	296.17	11,220.56
6	11,220.56	561.02	11,781.59	303.07	11,482.00
7	11,482.00	574.10	12,056.10	310.14	11,749.53
8	11,749.53	587.47	12,337.01	317.36	12,023.30

Converts from Class B to Class A                           Annual Expense Ratio: 1.58%

9	12,023.30	601.16	12,624.46	193.21	12,434.50
10	12,434.50	621.72	13,056.22	199.82	12,859.76

Cumulative Total	$2,738.55

Ivy Mid Cap Growth Fund -- Class C

Annual expense ratio	2.39%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$242.11	$10,261.00
2	10,261.00	513.05	10,774.05	248.43	10,528.81
3	10,528.81	526.44	11,055.25	254.92	10,803.61
4	10,803.61	540.18	11,343.79	261.57	11,085.58
5	11,085.58	554.27	11,639.86	268.40	11,374.92
6	11,374.92	568.74	11,943.66	275.40	11,671.80
7	11,671.80	583.59	12,255.39	282.59	11,976.44
8	11,976.44	598.82	12,575.26	289.97	12,289.02
9	12,289.02	614.45	12,903.47	297.54	12,609.77
10	12,609.77	630.48	13,240.25	305.30	12,938.88

Cumulative Total	$2,726.23

Ivy Mid Cap Growth Fund -- Class Y

Annual expense ratio	1.42%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$144.54	$10,358.00
2	10,358.00	517.90	10,875.90	149.71	10,728.81
3	10,728.81	536.44	11,265.25	155.07	11,112.90
4	11,112.90	555.64	11,668.55	160.62	11,510.75
5	11,510.75	575.53	12,086.28	166.37	11,922.83
6	11,922.83	596.14	12,518.97	172.33	12,349.67
7	12,349.67	617.48	12,967.15	178.50	12,791.79
8	12,791.79	639.58	13,431.38	184.89	13,249.73
9	13,249.73	662.48	13,912.22	191.51	13,724.07
10	13,724.07	686.20	14,410.28	198.37	14,215.39

Cumulative Total	$1,701.91

Ivy Pacific Opportunities Fund -- Class A

Annual expense ratio	1.86%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$753.05	$9,720.94
2	9,720.94	486.04	10,206.99	183.64	10,026.18
3	10,026.18	501.30	10,527.49	189.41	10,341.00
4	10,341.00	517.05	10,858.05	195.36	10,665.71
5	10,665.71	533.28	11,198.99	201.49	11,000.61
6	11,000.61	550.03	11,550.64	207.82	11,346.03
7	11,346.03	567.30	11,913.33	214.34	11,702.30
8	11,702.30	585.11	12,287.41	221.08	12,069.75
9	12,069.75	603.48	12,673.24	228.02	12,448.74
10	12,448.74	622.43	13,071.18	235.18	12,839.63

Cumulative Total	$2,629.39

Ivy Pacific Opportunities Fund -- Class B

Annual expense ratio	2.90%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$293.04	$10,210.00
2	10,210.00	510.50	10,720.50	299.19	10,424.41
3	10,424.41	521.22	10,945.63	305.48	10,643.32
4	10,643.32	532.16	11,175.48	311.89	10,866.83
5	10,866.83	543.34	11,410.17	318.44	11,095.03
6	11,095.03	554.75	11,649.78	325.13	11,328.03
7	11,328.03	566.40	11,894.43	331.96	11,565.92
8	11,565.92	578.29	12,144.21	338.93	11,808.80

Converts from Class B to Class A                           Annual Expense Ratio: 1.86%

9	11,808.80	590.44	12,399.24	223.09	12,179.60
10	12,179.60	608.98	12,788.58	230.09	12,562.04

Cumulative Total	$2,977.24

Ivy Pacific Opportunities Fund -- Class C

Annual expense ratio	2.61%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$264.11	$10,239.00
2	10,239.00	511.95	10,750.95	270.43	10,483.71
3	10,483.71	524.18	11,007.89	276.89	10,734.27
4	10,734.27	536.71	11,270.98	283.51	10,990.82
5	10,990.82	549.54	11,540.36	290.28	11,253.50
6	11,253.50	562.67	11,816.17	297.22	11,522.46
7	11,522.46	576.12	12,098.58	304.33	11,797.84
8	11,797.84	589.89	12,387.74	311.60	12,079.81
9	12,079.81	603.99	12,683.80	319.05	12,368.52
10	12,368.52	618.42	12,986.95	326.67	12,664.13

Cumulative Total	$2,944.09

Ivy Pacific Opportunities Fund -- Class Y

Annual expense ratio	1.61%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$163.72	$10,339.00
2	10,339.00	516.95	10,855.95	169.27	10,689.49
3	10,689.49	534.47	11,223.96	175.01	11,051.86
4	11,051.86	552.59	11,604.45	180.95	11,426.52
5	11,426.52	571.32	11,997.85	187.08	11,813.88
6	11,813.88	590.69	12,404.57	193.42	12,214.37
7	12,214.37	610.71	12,825.09	199.98	12,628.44
8	12,628.44	631.42	13,259.86	206.76	13,056.54
9	13,056.54	652.82	13,709.37	213.77	13,499.16
10	13,499.16	674.95	14,174.12	221.02	13,956.78

Cumulative Total	$1,910.98

Ivy Real Estate Securities Fund -- Class A

Annual expense ratio	1.61%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$729.31	$9,744.50
2	9,744.50	487.22	10,231.73	159.54	10,074.84
3	10,074.84	503.74	10,578.58	164.95	10,416.38
4	10,416.38	520.81	10,937.20	170.54	10,769.49
5	10,769.49	538.47	11,307.97	176.32	11,134.58
6	11,134.58	556.72	11,691.31	182.30	11,512.04
7	11,512.04	575.60	12,087.64	188.48	11,902.30
8	11,902.30	595.11	12,497.42	194.87	12,305.79
9	12,305.79	615.28	12,921.08	201.48	12,722.96
10	12,722.96	636.14	13,359.10	208.31	13,154.26

Cumulative Total	$2,376.10

Ivy Real Estate Securities Fund -- Class B

Annual expense ratio	2.64%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$267.11	$10,236.00
2	10,236.00	511.80	10,747.80	273.41	10,477.56
3	10,477.56	523.87	11,001.44	279.87	10,724.84
4	10,724.84	536.24	11,261.08	286.47	10,977.94
5	10,977.94	548.89	11,526.84	293.23	11,237.02
6	11,237.02	561.85	11,798.87	300.15	11,502.21
7	11,502.21	575.11	12,077.33	307.24	11,773.67
8	11,773.67	588.68	12,362.35	314.49	12,051.53

Converts from Class B to Class A                           Annual Expense Ratio: 1.61%

9	12,051.53	602.57	12,654.10	197.31	12,460.07
10	12,460.07	623.00	13,083.08	204.00	12,882.47

Cumulative Total	$2,723.28

Ivy Real Estate Securities Fund -- Class C

Annual expense ratio	2.46%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$249.12	$10,254.00
2	10,254.00	512.70	10,766.70	255.45	10,514.45
3	10,514.45	525.72	11,040.17	261.94	10,781.51
4	10,781.51	539.07	11,320.59	268.59	11,055.36
5	11,055.36	552.76	11,608.13	275.41	11,336.17
6	11,336.17	566.80	11,902.98	282.41	11,624.11
7	11,624.11	581.20	12,205.32	289.58	11,919.36
8	11,919.36	595.96	12,515.33	296.94	12,222.11
9	12,222.11	611.10	12,833.22	304.48	12,532.56
10	12,532.56	626.62	13,159.18	312.21	12,850.88

Cumulative Total	$2,796.13

Ivy Real Estate Securities Fund -- Class Y

Annual expense ratio	1.38%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$140.49	$10,362.00
2	10,362.00	518.10	10,880.10	145.58	10,737.10
3	10,737.10	536.85	11,273.95	150.85	11,125.78
4	11,125.78	556.28	11,682.07	156.31	11,528.54
5	11,528.54	576.42	12,104.96	161.97	11,945.87
6	11,945.87	597.29	12,543.16	167.83	12,378.31
7	12,378.31	618.91	12,997.23	173.91	12,826.40
8	12,826.40	641.32	13,467.73	180.20	13,290.72
9	13,290.72	664.53	13,955.26	186.73	13,771.85
10	13,771.85	688.59	14,460.44	193.49	14,270.39

Cumulative Total	$1,657.36

Ivy Science and Technology Fund -- Class A

Annual expense ratio	1.51%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$719.80	$9,753.93
2	9,753.93	487.69	10,241.62	149.85	10,094.34
3	10,094.34	504.71	10,599.06	155.08	10,446.63
4	10,446.63	522.33	10,968.96	160.49	10,811.22
5	10,811.22	540.56	11,351.78	166.09	11,188.53
6	11,188.53	559.42	11,747.96	171.89	11,579.01
7	11,579.01	578.95	12,157.96	177.89	11,983.12
8	11,983.12	599.15	12,582.28	184.10	12,401.33
9	12,401.33	620.06	13,021.40	190.52	12,834.14
10	12,834.14	641.70	13,475.84	197.17	13,282.05

Cumulative Total	$2,272.88

Ivy Science and Technology Fund -- Class B

Annual expense ratio	2.56%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$259.12	$10,244.00
2	10,244.00	512.20	10,756.20	265.44	10,493.95
3	10,493.95	524.69	11,018.65	271.92	10,750.00
4	10,750.00	537.50	11,287.50	278.55	11,012.30
5	11,012.30	550.61	11,562.92	285.35	11,281.00
6	11,281.00	564.05	11,845.05	292.31	11,556.26
7	11,556.26	577.81	12,134.07	299.44	11,838.23
8	11,838.23	591.91	12,430.14	306.75	12,127.08

Converts from Class B to Class A                           Annual Expense Ratio: 1.51%

9	12,127.08	606.35	12,733.44	186.31	12,550.32
10	12,550.32	627.51	13,177.84	192.81	12,988.33

Cumulative Total	$2,638.00

Ivy Science and Technology Fund -- Class C

Annual expense ratio	2.37%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$240.11	$10,263.00
2	10,263.00	513.15	10,776.15	246.43	10,532.91
3	10,532.91	526.64	11,059.56	252.91	10,809.93
4	10,809.93	540.49	11,350.42	259.56	11,094.23
5	11,094.23	554.71	11,648.94	266.39	11,386.01
6	11,386.01	569.30	11,955.31	273.39	11,685.46
7	11,685.46	584.27	12,269.73	280.58	11,992.79
8	11,992.79	599.63	12,592.43	287.96	12,308.20
9	12,308.20	615.41	12,923.61	295.54	12,631.90
10	12,631.90	631.59	13,263.50	303.31	12,964.12

Cumulative Total	$2,706.18

Ivy Science and Technology Fund -- Class Y

Annual expense ratio	1.38%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$140.49	$10,362.00
2	10,362.00	518.10	10,880.10	145.58	10,737.10
3	10,737.10	536.85	11,273.95	150.85	11,125.78
4	11,125.78	556.28	11,682.07	156.31	11,528.54
5	11,528.54	576.42	12,104.96	161.97	11,945.87
6	11,945.87	597.29	12,543.16	167.83	12,378.31
7	12,378.31	618.91	12,997.23	173.91	12,826.40
8	12,826.40	641.32	13,467.73	180.20	13,290.72
9	13,290.72	664.53	13,955.26	186.73	13,771.85
10	13,771.85	688.59	14,460.44	193.49	14,270.39

Cumulative Total	$1,657.36

Ivy Small Cap Growth Fund -- Class A

Annual expense ratio	1.49%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$717.89	$9,755.81
2	9,755.81	487.79	10,243.60	147.91	10,098.24
3	10,098.24	504.91	10,603.15	153.10	10,452.69
4	10,452.69	522.63	10,975.33	158.47	10,819.58
5	10,819.58	540.97	11,360.56	164.04	11,199.35
6	11,199.35	559.96	11,759.31	169.79	11,592.44
7	11,592.44	579.62	12,172.07	175.75	11,999.34
8	11,999.34	599.96	12,599.31	181.92	12,420.52
9	12,420.52	621.02	13,041.54	188.31	12,856.48
10	12,856.48	642.82	13,499.30	194.92	13,307.74

Cumulative Total	$2,252.10

Ivy Small Cap Growth Fund -- Class B

Annual expense ratio	2.46%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$249.12	$10,254.00
2	10,254.00	512.70	10,766.70	255.45	10,514.45
3	10,514.45	525.72	11,040.17	261.94	10,781.51
4	10,781.51	539.07	11,320.59	268.59	11,055.36
5	11,055.36	552.76	11,608.13	275.41	11,336.17
6	11,336.17	566.80	11,902.98	282.41	11,624.11
7	11,624.11	581.20	12,205.32	289.58	11,919.36
8	11,919.36	595.96	12,515.33	296.94	12,222.11

Converts from Class B to Class A                           Annual Expense Ratio: 1.49%

9	12,222.11	611.10	12,833.22	185.30	12,651.11
10	12,651.11	632.55	13,283.67	191.81	13,095.16

Cumulative Total	$2,556.54

Ivy Small Cap Growth Fund -- Class C

Annual expense ratio	2.20%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$223.08	$10,280.00
2	10,280.00	514.00	10,974.00	229.32	10,567.84
3	10,567.84	528.39	11,096.23	235.74	10,863.73
4	10,863.73	543.18	11,406.92	242.34	11,167.92
5	11,167.92	558.39	11,726.32	249.13	11,480.62
6	11,480.62	574.03	12,054.65	256.10	11,802.08
7	11,802.08	590.10	12,392.18	263.28	12,132.54
8	12,132.54	606.62	12,739.16	270.65	12,472.25
9	12,472.25	623.61	13,095.86	278.23	12,821.47
10	12,821.47	641.07	13,462.55	286.02	13,180.47

Cumulative Total	$2533.89

Ivy Small Cap Growth Fund -- Class Y

Annual expense ratio	1.33%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$135.44	$10,367.00
2	10,367.00	518.35	10,885.35	140.41	10,747.46
3	10,747.46	537.37	11,284.84	145.56	11,141.90
4	11,141.90	557.09	11,698.99	150.90	11,550.80
5	11,550.80	577.54	12,128.34	156.44	11,974.72
6	11,974.72	598.73	12,573.45	162.18	12,414.19
7	12,414.19	620.70	13,034.90	168.13	12,869.79
8	12,869.79	643.48	13,513.28	174.30	13,342.11
9	13,342.11	667.10	14,009.22	180.70	13,831.77
10	13,831.77	691.58	14,523.36	187.33	14,339.40

Cumulative Total	$1,601.39

Ivy Small Cap Value Fund -- Class A

Annual expense ratio	1.79%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$746.41	$9,727.54
2	9,727.54	486.37	10,213.91	176.91	10,039.79
3	10,039.79	501.98	10,541.78	182.59	10,362.07
4	10,362.07	518.10	10,880.17	188.45	10,694.69
5	10,694.69	534.73	11,229.43	194.50	11,037.99
6	11,037.99	551.89	11,589.89	200.75	11,392.31
7	11,392.31	569.61	11,961.93	207.19	11,758.00
8	11,758.00	587.90	12,345.91	213.84	12,135.44
9	12,135.44	606.77	12,742.21	220.71	12,524.98
10	12,524.98	626.24	13,151.23	227.79	12,927.04

Cumulative Total	$2,559.14

Ivy Small Cap Value Fund -- Class B

Annual expense ratio	2.89%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$292.04	$10,211.00
2	10,211.00	510.55	10,721.55	298.21	10,426.45
3	10,426.45	521.32	10,947.77	304.50	10,646.45
4	10,646.45	532.32	11,178.77	310.92	10,871.09
5	10,871.09	543.55	11,414.64	317.48	11,100.47
6	11,100.47	555.02	11,655.49	324.18	11,334.69
7	11,334.69	566.73	11,901.42	331.02	11,573.85
8	11,573.85	578.69	12,152.54	338.01	11,818.06

Converts from Class B to Class A                           Annual Expense Ratio: 1.79%

9	11,818.06	590.90	12,408.96	214.93	12,197.42
10	12,197.42	609.87	12,807.29	221.83	12,588.95

Cumulative Total	$2,953.12

Ivy Small Cap Value Fund -- Class C

Annual expense ratio	2.56%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$259.12	$10,244.00
2	10,244.00	512.20	10,756.20	265.44	10,493.95
3	10,493.95	524.69	11,018.65	271.92	10,750.00
4	10,750.00	537.50	11,287.50	278.55	11,012.30
5	11,012.30	550.61	11,562.92	285.35	11,281.00
6	11,281.00	564.05	11,845.05	292.31	11,556.26
7	11,556.26	577.81	12,134.07	299.44	11,838.23
8	11,838.23	591.91	12,430.14	306.75	12,127.08
9	12,127.08	606.35	12,733.44	314.24	12,422.98
10	12,422.98	621.14	13,044.13	321.90	12,726.11

Cumulative Total	$2,895.02

Ivy Small Cap Value Fund -- Class Y

Annual expense ratio	1.41%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$143.53	$10,359.00
2	10,359.00	517.95	10,876.95	148.68	10,730.88
3	10,730.88	536.54	11,267.43	154.02	11,116.12
4	11,116.12	555.80	11,671.93	159.55	11,515.19
5	11,515.19	575.75	12,090.95	165.27	11,928.59
6	11,928.59	596.42	12,525.02	171.21	12,356.82
7	12,356.82	617.84	12,974.66	177.35	12,800.43
8	12,800.43	640.02	13,440.45	183.72	13,259.97
9	13,259.97	662.99	13,922.97	190.32	13,736.00
10	13,736.00	686.80	14,422.80	197.15	14,229.12

Cumulative Total	$1,690.80

Ivy Value Fund -- Class A

Annual expense ratio	1.51%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$719.80	$9,753.93
2	9,753.93	487.69	10,241.62	149.85	10,094.34
3	10,094.34	504.71	10,599.06	155.08	10,446.63
4	10,446.63	522.33	10,968.96	160.49	10,811.22
5	10,811.22	540.56	11,351.78	166.09	11,188.53
6	11,188.53	559.42	11,747.96	171.89	11,579.01
7	11,579.01	578.95	12,157.96	177.89	11,983.12
8	11,983.12	599.15	12,582.28	184.10	12,401.33
9	12,401.33	620.06	13,021.40	190.52	12,834.14
10	12,834.14	641.70	13,475.84	197.17	13,282.05

Cumulative Total	$2,272.88

Ivy Value Fund -- Class B

Annual expense ratio	2.49%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$252.12	$10,251.00
2	10,251.00	512.55	10,763.55	258.45	10,508.30
3	10,508.30	525.41	11,033.71	264.94	10,772.05
4	10,772.05	538.60	11,310.66	271.59	11,042.43
5	11,042.43	552.12	11,594.55	278.40	11,319.60
6	11,319.60	565.98	11,885.58	285.39	11,603.72
7	11,603.72	580.18	12,183.91	292.55	11,894.97
8	11,894.97	594.74	12,489.72	299.90	12,193.54

Converts from Class B to Class A                           Annual Expense Ratio: 1.51%

9	12,193.54	609.67	12,803.21	187.33	12,619.09
10	12,619.09	630.95	13,250.05	193.87	13,059.50

Cumulative Total	$2,584.54

Ivy Value Fund -- Class C

Annual expense ratio	2.40%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$243.12	$10,260.00
2	10,260.00	513.00	10,773.00	249.44	10,526.76
3	10,526.76	526.33	11,053.09	255.92	10,800.45
4	10,800.45	540.02	11,340.47	262.58	11,081.26
5	11,081.26	554.06	11,635.33	269.40	11,369.38
6	11,369.38	568.46	11,937.84	276.41	11,664.98
7	11,664.98	583.24	12,248.23	283.59	11,968.27
8	11,968.27	598.41	12,566.68	290.97	12,279.44
9	12,279.44	613.97	12,893.42	298.53	12,598.71
10	12,598.71	629.93	13,228.65	306.30	12,926.28

Cumulative Total	$2,736.26

Ivy Value Fund -- Class Y

Annual expense ratio	1.29%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$131.39	$10,371.00
2	10,371.00	518.55	10,889.55	136.26	10,755.76
3	10,755.76	537.78	11,293.55	141.32	11,154.80
4	11,154.80	557.74	11,712.54	146.56	11,568.64
5	11,568.64	578.43	12,147.07	152.00	11,997.84
6	11,997.84	599.89	12,597.73	157.64	12,442.96
7	12,442.96	622.14	13,065.11	163.49	12,904.59
8	12,904.59	645.22	13,549.82	169.55	13,383.35
9	13,383.35	669.16	14,052.52	175.84	13,879.87
10	13,879.87	693.99	14,573.87	182.37	14,394.82

Cumulative Total	$1,556.42

IVY FUNDS

Supplement dated March 21, 2007
to
Ivy Fixed Income and Money Market Funds Prospectus dated July 31, 2006 and Supplemented August 25, 2006

The following supplements the disclosure regarding the contingent deferred sales charge (CDSC) waivers in the section of "Your Account" entitled The CDSC for Class B or Class C shares and for Class A shares that are subject to a CDSC will not apply in the following circumstances:
  redemptions of Fund shares, the proceeds of which are sent directly by the Fund to an insurance company or its agent for investment in any of the Waddell & Reed Advisors Funds, Ivy Family of Funds and/or W&R Target Funds, Inc., as directed by the redeeming shareholder, through a retirement plan product or savings plan product offered by the insurance company

The following replaces the disclosure regarding eligible purchasers of Class Y shares:

Class Y shares

Class Y shares are not subject to a sales charge. Class Y shares do however pay an annual 12b-1 distribution and/or service fee of up to 0.25% of average net assets. Class Y shares are only available for purchase by:
  participants of employee benefit plans established under section 403(b) or section 457, or qualified under section 401 of the Code, including 401(k) plans for which an unaffiliated third party provides administrative, distribution and/or other support services to the plan banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers, and for which entity an unaffiliated third party provides administrative, distribution and/or other support services government entities or authorities and corporations whose investment within the first 12 months after initial investment is $10 million or more and to which entity an unaffiliated third party provides certain administrative, distribution and/or other support services

The following information supplements the disclosure regarding the minimum amounts required for initial and subsequent investments in the Section entitled "Minimum Initial and Subsequent Investments":

For clients of Morgan Stanley DW, Inc. (MSDW) who purchase their shares through certain fee-based advisory accounts sponsored by MSDW, the minimum initial and subsequent investment requirements for Class A shares are waived.

The following replaces the disclosure in the Section entitled "Selling Shares" regarding selling shares by telephone or internet:

By telephone or internet: If you have completed an Express Transaction Authorization Form (separately or within your new account application) you may redeem your shares by telephone or internet. You may request to receive payment of your redemption proceeds via direct ACH or via wire. A fee if $10 per transaction will be charged for with redemptions on all classes except Class Y. To redeem your Class A, Class B or Class C shares, call 800.777.6472, fax your request to 800.532.2749, or place your redemption order at www.ivyfunds.com, and give your instructions to redeem your shares via ACH or via wire, as applicable. To redeem your Class Y shares, call 800.532.2783, or fax your request to 800.532.2749, and give your instructions to redeem your shares via ACH or via wire, as applicable. You may also request a redemption by check to the address on the account (provided the address has not been changed within the last 30 days). For your protection, banking information must be established on your account for a minimum of 30 days before either a wire redemption or ACH redemption will be processed. Requests by telephone or internet can only be accepted for amounts up to $50,000.

The following replaces the disclosure regarding the management of Ivy Limited-Term Bond Fund in the Section entitled "Portfolio Management":

Ivy Limited-Term Bond Fund: Effective February 2007, James C. Cusser is primarily responsible for the day-to-day management of Ivy Limited-Term Bond Fund. He is Senior Vice President of Waddell & Reed Investment Management Company (WRIMCO) and Ivy Investment Management Company (IICO) and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Cusser has served as the portfolio manager, since August 1992, for Waddell & Reed Advisors Bond Fund and W&R Target Funds, Inc. Bond Portfolio, and for Waddell & Reed Advisors Government Securities Fund, since January 1997, each of which is managed by WRIMCO. He earned a BA and MA in political science from The American University, and an MA in political science/public administration from Northern Illinois University. Mr. Cusser is a Chartered Financial Analyst.

The following information replaces the disclosure regarding the management of Ivy Municipal Bond Fund in the Section entitled "Portfolio Management":

Ivy Municipal Bond Fund: Effective March 2007, Michael J. Walls is primarily responsible for the day-to-day management of Ivy Municipal Bond Fund. He is Vice President of WRIMCO and IICO, and has been an employee of WRIMCO since March 1999, joining the company as an investment analyst. He earned a BA in economics and German from Denison University, and an MBA with an emphasis in finance from Xavier University. Mr. Walls holds a Certificate of General Insurance.

The following Appendix is added to the prospectus:

Appendix A: Hypothetical Investment and Expense Information

The following charts provide additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a ten-year period. Each chart shows the estimated cumulative expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of shares. Each chart also assumes that the Fund's annual expense ratio stays the same throughout the ten-year period (except for Class B shares, which convert to Class A shares after you have held them for eight years) and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge (Load) that might be imposed on the purchase of shares (and deducted from the hypothetical initial investment of $10,000) is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges, if any, normally applicable to redemptions of shares (for example, CDSC, redemption fees). If redemption charges, if any, were reflected, the amounts shown in the "Hypothetical Expenses" column would be higher, and the amounts shown in the "Hypothetical Ending Investment" column would be lower. Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

Ivy Bond Fund -- Class A

Annual expense ratio	1.23%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$693.11	$9,780.32
2	9,870.32	489.01	10,269.33	122.56	10,149.04
3	10,149.04	507.45	10,656.49	127.18	10,531.65
4	10,531.65	526.58	11,058.24	131.98	10,928.70
5	10,928.70	546.43	11,475.13	136.95	11,340.71
6	11,340.71	567.03	11,907.75	142.12	11,768.26
7	11,768.26	588.41	12,356.67	147.47	12,211.92
8	12,211.92	610.59	12,822.51	153.03	12,672.31
9	12,672.31	633.61	13,305.92	158.80	13,150.05
10	13,150.05	657.50	13,807.56	164.79	13,645.81

Cumulative Total	$1,977.99

Ivy Bond Fund -- Class B
Annual expense ratio	2.35%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$238.11	$10,265.00
2	10,265.00	513.25	10,778.25	244.42	10,537.02
3	10,537.02	526.85	11,063.87	250.90	10,816.25
4	10,816.25	540.81	11,357.06	257.54	11,102.88
5	11,102.88	555.14	11,658.02	264.37	11,397.11
6	11,397.11	569.85	11,966.96	271.38	11,699.13
7	11,699.13	584.95	12,284.09	278.57	12,009.16
8	12,009.16	600.45	12,609.61	285.95	12,327.40

Converts from Class B to Class A                           Annual Expense Ratio: 1.23%

9	12,327.40	616.37	12,943.77	154.48	12,792.14
10	12,792.14	639.60	13,431.75	160.30	13,274.41

Cumulative Total	$2,406.02

Ivy Bond Fund -- Class C
Annual expense ratio	2.10%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$213.04	$10,290.00
2	10,290.00	514.50	10,804.50	219.22	10,588.41
3	10,588.41	529.42	11,117.83	225.58	10,895.47
4	10,895.47	544.77	11,440.24	232.12	11,211.44
5	11,211.44	560.57	11,772.01	238.85	11,536.57
6	11,536.57	576.82	12,113.40	245.78	11,871.13
7	11,871.13	593.55	12,464.69	252.90	12,215.39
8	12,215.39	610.76	12,826.16	260.24	12,569.64
9	12,569.64	628.48	13,198.12	267.79	12,934.16
10	12,934.16	646.70	13,580.87	275.55	13,309.25

Cumulative Total	$2,431.07

Ivy Bond Fund -- Class Y
Annual expense ratio	1.28%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$130.38	$10,372.00
2	10,372.00	518.60	10,890.60	135.23	10,757.83
3	10,757.83	537.89	11,295.73	140.26	11,158.03
4	11,158.03	557.90	11,715.93	145.47	11,573.10
5	11,573.10	578.65	12,151.76	150.89	12,003.62
6	12,003.62	600.18	12,603.80	156.50	12,450.16
7	12,450.16	622.50	13,072.67	162.32	12,913.30
8	12,913.30	645.66	13,558.97	168.36	13,393.68
9	13,393.68	669.68	14,063.36	174.62	13,891.92
10	13,891.92	694.59	14,586.52	181.12	14,408.70

Cumulative Total	$1,545.15

Ivy High Income Fund -- Class A
Annual expense ratio	1.46%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$715.04	$9,758.64
2	9,758.64	487.93	10,246.57	144.99	10,104.10
3	10,104.10	505.20	10,609.30	150.13	10,461.78
4	10,461.78	523.08	10,984.87	155.44	10,832.13
5	10,832.13	541.60	11,373.74	160.94	11,215.59
6	11,215.59	560.77	11,776.37	166.64	11,612.62
7	11,612.62	580.63	12,193.25	172.54	12,023.70
8	12,023.70	601.18	12,624.89	178.65	12,449.34
9	12,449.34	622.46	13,071.81	184.97	12,890.05
10	12,890.05	644.50	13,534.55	191.52	13,346.36

Cumulative Total	$2,220.86

Ivy High Income Fund -- Class B
Annual expense ratio	2.48%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$251.12	$10,252.00
2	10,252.00	512.60	10,764.60	257.45	10,510.35
3	10,510.35	525.51	11,035.86	263.94	10,775.21
4	10,775.21	538.76	11,313.97	270.59	11,046.74
5	11,046.74	552.33	11,599.08	277.41	11,325.12
6	11,325.12	566.25	11,891.38	284.40	11,610.51
7	11,610.51	580.52	12,191.04	291.56	11,903.10
8	11,903.10	595.15	12,498.25	298.91	12,203.06

Converts from Class B to Class A                           Annual Expense Ratio: 1.46%

9	12,203.06	610.15	12,813.21	181.31	12,635.04
10	12,635.04	631.75	13,266.80	187.73	13,082.32

Cumulative Total	$2,564.42

Ivy High Income Fund -- Class C

Annual expense ratio	2.21%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$224.08	$10,279.00
2	10,279.00	513.95	10,792.95	230.33	10,565.78
3	10,565.78	528.28	11,094.07	236.76	10,860.56
4	10,860.56	543.02	11,403.59	243.36	11,163.57
5	11,163.57	558.17	11,721.75	250.15	11,475.04
6	11,475.04	573.75	12,048.79	257.13	11,795.19
7	11,795.19	589.75	12,384.95	264.31	12,124.28
8	12,124.28	606.21	12,730.49	271.68	12,462.55
9	12,462.55	623.12	13,085.67	279.26	12,810.25
10	12,810.25	640.51	13,450.76	287.05	13,167.66

Cumulative Total	$2,544.11

Ivy High Income Fund -- Class Y
Annual expense ratio	1.22%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$124.30	$10,378.00
2	10,378.00	518.90	10,896.90	129.00	10,770.28
3	10,770.28	538.51	11,308.80	133.88	11,177.40
4	11,177.40	558.87	11,736.27	138.94	11,599.91
5	11,599.91	579.99	12,179.90	144.19	12,038.38
6	12,038.38	601.91	12,640.30	149.64	12,493.43
7	12,493.43	624.67	13,118.11	155.30	12,965.69
8	12,965.69	648.28	13,613.97	161.17	13,455.79
9	13,455.79	672.78	14,128.58	167.26	13,964.42
10	13,964.42	698.22	14,662.64	173.58	14,492.27

Cumulative Total	$1,477.26

Ivy Limited-Term Bond Fund -- Class A
Annual expense ratio	1.31%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$487.50	$10,237.50	$380.08	$10,109.77
2	10,109.77	505.48	10,615.26	134.88	10,482.82
3	10,482.82	524.14	11,006.96	139.85	10,869.64
4	10,869.64	543.48	11,413.12	145.01	11,270.73
5	11,270.73	563.53	11,834.26	150.37	11,686.62
6	11,686.62	584.33	12,270.95	155.91	12,117.85
7	12,117.85	605.89	12,723.75	161.67	12,565.00
8	12,565.00	628.25	13,193.25	167.63	13,028.65
9	13,028.65	651.43	13,680.08	173.82	13,509.41
10	13,509.41	675.47	14,184.88	180.23	14,007.91

Cumulative Total	$1,789.45

Ivy Limited-Term Bond Fund -- Class B
Annual expense ratio	2.23%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$226.08	$10,277.00
2	10,277.00	513.85	10,790.85	232.35	10,561.67
3	10,561.67	528.08	11,089.75	238.78	10,854.23
4	10,854.23	542.71	11,396.94	245.40	11,154.89
5	11,154.89	557.74	11,712.63	252.19	11,463.88
6	11,463.88	573.19	12,037.07	259.18	11,781.43
7	11,781.43	589.07	12,370.50	266.36	12,107.77
8	12,107.77	605.38	12,713.16	273.74	12,443.16

Converts from Class B to Class A                           Annual Expense Ratio: 1.31%

9	12,443.16	622.15	13,065.32	166.01	12,902.31
10	12,902.31	645.11	13,547.43	172.13	13,378.41

Cumulative Total	$2,332.22

Ivy Limited-Term Bond Fund -- Class C
Annual expense ratio	2.18%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$221.07	$10,282.00
2	10,282.00	514.10	10,796.10	227.30	10,571.95
3	10,571.95	528.59	11,100.55	233.71	10,870.08
4	10,870.08	543.50	11,413.58	240.30	11,176.61
5	11,176.61	558.83	11,735.44	247.08	11,491.79
6	11,491.79	574.58	12,066.38	254.05	11,815.86
7	11,815.86	590.79	12,406.66	261.21	12,149.07
8	12,149.07	607.45	12,756.52	268.58	12,491.67
9	12,491.67	642.58	13,116.26	276.15	12,843.94
10	12,843.94	642.19	13,486.14	283.94	13,206.14

Cumulative Total	$2,513.39

Ivy Limited-Term Bond Fund -- Class Y
Annual expense ratio	1.22%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	124.30	10,378.00
2	10,378.00	518.90	10,896.90	129.00	10,770.28
3	10,770.28	538.51	11,308.80	133.88	11,177.40
4	11,177.40	558.87	11,736.27	138.94	11,599.91
5	11,599.91	579.99	12,179.90	144.19	12,038.38
6	12,038.38	601.91	12,640.30	149.64	12,493.43
7	12,493.43	624.67	13,118.11	155.30	12,965.69
8	12,965.69	648.28	13,613.97	161.17	13,455.79
9	13,455.79	672.78	14,128.58	167.26	13,964.42
10	13,964.42	698.22	14,662.64	173.58	14,492.27

Cumulative Total	$1,477.26

Ivy Money Market Fund -- Class A
Annual expense ratio	1.01%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$103.01	$10,399.00
2	10,399.00	519.95	10,918.95	107.12	10,813.92
3	10,813.92	540.69	11,354.61	111.39	11,245.39
4	11,245.39	562.26	11,807.66	115.84	11,694.08
5	11,694.08	584.70	12,278.79	120.46	12,160.68
6	12,160.68	608.03	12,768.71	125.27	12,645.89
7	12,645.89	632.29	13,278.18	130.27	13,150.46
8	13,150.46	657.52	13,807.98	135.46	13,675.16
9	13,675.16	683.75	14,358.92	140.87	14,220.80
10	14,220.80	711.04	14,931.84	146.49	14,788.21

Cumulative Total	$1,236.18

Ivy Money Market Fund -- Class B
Annual expense ratio	1.91%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$193.95	$10,309.00
2	10,309.00	515.45	10,824.45	199.94	10,627.54
3	10,627.54	531.37	11,158.92	206.12	10,955.93
4	10,955.93	547.79	11,503.73	212.49	11,294.47
5	11,294.47	564.72	11,859.20	219.05	11,643.47
6	11,643.47	582.17	12,225.65	225.82	12,003.26
7	12,003.26	600.16	12,603.42	232.80	12,374.16
8	12,374.16	618.70	12,992.86	239.99	12,756.52

Converts from Class B to Class A                           Annual Expense Ratio: 1.01%

9	12,756.52	637.82	13,394.34	131.41	13,265.50
10	13,265.50	663.27	13,928.78	136.65	13,794.80

Cumulative Total	$1,998.22

Ivy Money Market Fund -- Class C
Annual expense ratio	1.90%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$192.94	$10,310.00
2	10,310.00	515.50	10,825.50	198.92	10,629.61
3	10,629.61	531.48	11,161.09	205.09	10,959.12
4	10,959.12	547.95	11,507.08	211.45	11,298.86
5	11,298.86	564.94	11,863.80	218.00	11,649.12
6	11,649.12	582.45	12,231.58	224.76	12,010.24
7	12,010.24	600.51	12,610.76	231.73	12,382.56
8	12,382.56	619.12	13,001.69	238.91	12,766.42
9	12,766.42	638.32	13,404.74	246.32	13,162.18
10	13,162.18	658.10	13,820.29	253.95	13,570.21

Cumulative Total	$2,222.07

Ivy Mortgage Securities Fund -- Class A
Annual expense ratio	1.17%
Maximum front-end sales charge	5.75%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$471.25	$9,896.25	$687.38	$9,785.97
2	9,785.97	489.29	10,275.27	116.68	10,160.78
3	10,160.78	508.03	10,668.81	121.15	10,549.93
4	10,549.93	527.49	11,077.43	125.79	10,954.00
5	10,954.00	547.70	11,501.70	130.61	11,373.53
6	11,373.53	568.67	11,942.21	135.61	11,809.14
7	11,809.14	590.45	12,399.60	140.81	12,261.43
8	12,261.43	613.07	12,874.50	146.20	12,731.04
9	12,731.04	636.55	13,367.60	151.80	13,218.64
10	13,218.64	660.93	13,879.58	157.61	13,724.92

Cumulative Total	$1,913.64

Ivy Mortgage Securities Fund -- Class B
Annual expense ratio	2.20%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$223.08	$10,280.00
2	10,280.00	514.00	10,794.00	229.32	10,567.84
3	10,567.84	528.39	11,096.23	235.74	10,863.73
4	10,863.73	543.18	11,406.92	242.34	11,167.92
5	11,167.92	558.39	11,726.32	249.13	11,480.62
6	11,480.62	574.03	12,054.65	256.10	11,802.08
7	11,802.08	590.10	12,392.18	263.28	12,132.54
8	12,132.54	606.62	12,739.16	270.65	12,472.25

Converts from Class B to Class A                           Annual Expense Ratio: 1.17%

9	12,472.25	623.61	13,095.86	148.71	12,949.94
10	12,949.94	647.49	13,597.43	154.41	13,445.92

Cumulative Total	$2,272.76

Ivy Mortgage Securities Fund -- Class C
Annual expense ratio	1.95%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$197.97	$10,305.00
2	10,305.00	515.25	10,820.25	204.01	10,619.30
3	10,619.30	530.96	11,150.26	210.23	10,943.19
4	10,943.19	547.15	11,490.35	216.64	11,276.95
5	11,276.95	563.84	11,840.80	223.25	11,620.90
6	11,620.90	581.04	12,201.95	230.06	11,975.34
7	11,975.34	598.76	12,574.11	237.08	12,340.59
8	12,340.59	617.02	12,957.62	244.31	12,716.97
9	12,716.97	635.84	13,352.82	251.76	13,104.84
10	13,104.84	655.24	13,760.08	259.44	13,504.54

Cumulative Total	$2,274.75

Ivy Mortgage Securities Fund -- Class Y
Annual expense ratio	1.03%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$105.04	$10,397.00
2	10,397.00	519.85	10,916.85	109.21	10,809.76
3	10,809.76	540.48	11,350.24	113.55	11,238.90
4	11,238.90	561.94	11,800.85	118.05	11,685.09
5	11,685.09	584.25	12,269.34	122.74	12,148.99
6	12,148.99	607.44	12,756.44	127.61	12,631.30
7	12,631.30	631.56	13,262.87	132.68	13,132.76
8	13,132.76	656.63	13,789.40	137.95	13,654.14
9	13,654.14	682.70	14,336.84	143.42	14,196.20
10	14,196.20	709.81	14,906.02	149.12	14,759.79

Cumulative Total	$1,259.37

Ivy Municipal Bond Fund -- Class A
Annual expense ratio	1.33%
Maximum front-end sales charge	4.25%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$478.75	$10,053.75	$554.68	$9,926.40
2	9,926.40	496.32	10,422.72	134.44	10,290.70
3	10,290.70	514.53	10,805.23	139.37	10,668.37
4	10,668.37	533.41	11,201.78	144.49	11,059.89
5	11,059.89	552.99	11,612.89	149.79	11,465.79
6	11,465.79	573.28	12,039.08	155.29	11,886.59
7	11,886.59	594.32	12,480.92	160.99	12,322.83
8	12,322.83	616.14	12,938.97	166.90	12,775.07
9	12,775.07	638.75	13,413.83	173.02	13,243.92
10	13,243.92	662.19	13,906.11	179.37	13,729.97

Cumulative Total	$1,958.34

Ivy Municipal Bond Fund -- Class B
Annual expense ratio	2.11%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$214.04	$10,289.00
2	10,289.00	514.45	10,803.45	220.23	10,586.35
3	10,586.35	529.31	11,115.66	226.59	10,892.29
4	10,892.29	544.61	11,436.91	233.14	11,207.08
5	11,207.08	560.35	11,767.43	239.88	11,530.96
6	11,530.96	576.54	12,107.51	246.81	11,864.21
7	11,864.21	593.21	12,457.42	253.95	12,207.09
8	12,207.09	610.35	12,817.44	261.29	12,559.87

Converts from Class B to Class A                           Annual Expense Ratio: 1.33

9	12,559.87	627.99	13,187.86	170.11	13,020.82
10	13,020.82	651.04	13,671.86	176.35	13,498.68

Cumulative Total	$2,242.39

Ivy Municipal Bond Fund -- Class C
Annual expense ratio	2.11%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$214.04	$10,289.00
2	10,289.00	514.45	10,803.45	220.23	10,586.35
3	10,586.35	529.31	11,115.66	226.59	10,892.29
4	10,892.29	544.61	11,436.91	233.14	11,207.08
5	11,207.08	560.35	11,767.43	239.88	11,530.96
6	11,530.96	576.54	12,107.51	246.81	11,864.21
7	11,864.21	593.21	12,457.42	253.95	12,207.09
8	12,207.09	610.35	12,817.44	261.29	12,559.87
9	12,559.87	627.99	13,187.86	268.84	12,922.85
10	12,922.85	646.14	13,568.99	276.61	13,296.32

Cumulative Total	$2,441.38

Ivy Municipal Bond Fund -- Class Y
Annual expense ratio	1.51%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$153.63	$10,349.00
2	10,349.00	517.45	10,866.45	158.99	10,710.18
3	10,710.18	535.50	11,245.68	164.54	11,083.96
4	11,083.96	554.19	11,638.16	170.28	11,470.79
5	11,470.79	573.53	12,044.33	176.23	11,871.12
6	11,871.12	593.55	12,464.68	182.38	12,285.42
7	12,285.42	614.27	12,899.70	188.74	12,714.19
8	12,714.19	635.70	13,349.89	195.33	13,157.91
9	13,157.91	657.89	13,815.81	202.15	13,617.12
10	13,617.12	680.85	14,297.98	209.20	14,092.36

Cumulative Total	$1,801.47